6. Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
6. Related Party Transactions	During the six months ended June 30, 2013, a director of the Company received $11,200 as compensation for management services provided to the Company.

6.	Related Party Transactions

During the years ended December 31, 2012 and 2011, a director of the Company received $20,665 and $5,568, respectively, as compensation for management services provided to the Company.